Quarterly Results of Operations - Unaudited (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2016
Net revenues	$950	$992	$986	$949	$3,877
Income/(loss) from operations	88	111	(44)	102	257
Net income/(loss)	(274)	(2,043)	5	(435)	(2,747)
Net loss attributable to Caesars	(308)	(2,077)	(643)	(541)	(3,569)
Basic loss per share	(2.12)	(14.25)	(4.38)	(3.68)	(24.41)
Diluted loss per share	(2.12)	(14.25)	(4.38)	(3.68)	(24.41)

2015
Net revenues	$1,085	$966	$957	$921	$3,929
Income from operations	93	128	84	41	346
Net income/(loss)	6,797	50	(756)	(39)	6,052
Net income/(loss) attributable to Caesars	6,772	15	(791)	(76)	5,920
Basic earnings/(loss) per share	46.81	0.10	(5.44)	(0.54)	40.88
Diluted earnings/(loss) per share	46.12	0.10	(5.44)	(0.54)	40.26